First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 91.8%
276,221	Bank of America Corp.	$8,598,760
192,388	Citigroup, Inc.	8,847,924
248,320	Citizens Financial Group, Inc.	8,862,541
123,488	Comerica, Inc.	9,061,549
82,217	Cullen/Frost Bankers, Inc.	9,574,170
19,080	East West Bancorp, Inc.	1,236,384
260,601	Fifth Third Bancorp	8,756,194
2,002	First Citizens BancShares, Inc., Class A	1,308,868
9,051	First Republic Bank	1,305,154
101,086	Huntington Bancshares, Inc.	1,216,065
155,419	JPMorgan Chase & Co.	17,501,734
514,802	KeyCorp	8,870,038
114,191	M&T Bank Corp.	18,200,904
629,738	Old National Bancorp	9,313,825
17,232	Pinnacle Financial Partners, Inc.	1,246,046
58,579	PNC Financial Services Group (The), Inc.	9,242,009
251,510	Popular, Inc.	19,348,664
883,246	Regions Financial Corp.	16,560,863
6,487	Signature Bank	1,162,535
17,874	Silvergate Capital Corp., Class A (a)	956,795
2,871	SVB Financial Group (a)	1,134,016
240,924	Synovus Financial Corp.	8,685,310
28,208	Truist Financial Corp.	1,337,905
193,621	US Bancorp	8,910,438
28,582	Webster Financial Corp.	1,204,731
449,005	Wells Fargo & Co.	17,587,526
17,242	Western Alliance Bancorp	1,217,285
112,548	Zions Bancorp N.A.	5,728,693
		206,976,926
	Consumer Finance – 3.8%
90,541	Discover Financial Services	8,563,368
	Thrifts & Mortgage Finance – 4.2%
1,029,606	New York Community Bancorp, Inc.	9,400,303
	Total Investments – 99.8%	224,940,597
	(Cost $273,825,455)
	Net Other Assets and Liabilities – 0.2%	538,126
	Net Assets – 100.0%	$225,478,723

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 224,940,597	$ 224,940,597	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 26.2%
26,549	Boston Beer (The) Co., Inc., Class A (a)	$8,043,550
142,668	Brown-Forman Corp., Class B	10,009,587
140,606	Celsius Holdings, Inc. (a)	9,175,948
527,298	Coca-Cola (The) Co.	33,172,317
38,429	Constellation Brands, Inc., Class A	8,956,263
889,534	Keurig Dr. Pepper, Inc.	31,480,608
1,196,996	Molson Coors Beverage Co., Class B	65,248,252
105,849	Monster Beverage Corp. (a)	9,812,202
199,226	PepsiCo, Inc.	33,203,005
		209,101,732
	Chemicals – 3.6%
533,699	Corteva, Inc.	28,894,464
	Food & Staples Retailing – 1.1%
284,820	US Foods Holding Corp. (a)	8,738,278
	Food Products – 67.9%
735,965	Archer-Daniels-Midland Co.	57,110,884
356,645	Beyond Meat, Inc. (a)	8,538,081
564,912	Bunge Ltd.	51,231,869
697,562	Campbell Soup Co.	33,517,854
1,016,118	Conagra Brands, Inc.	34,791,880
117,812	Darling Ingredients, Inc. (a)	7,045,158
131,073	Freshpet, Inc. (a)	6,801,378
478,457	General Mills, Inc.	36,099,581
157,860	Hershey (The) Co.	33,965,158
686,667	Hormel Foods Corp.	32,520,549
1,572,711	Hostess Brands, Inc. (a)	33,357,200
128,238	J.M. Smucker (The) Co.	16,415,746
922,411	Kellogg Co.	65,804,801
249,358	Kraft Heinz (The) Co.	9,510,514
139,586	Lamb Weston Holdings, Inc.	9,974,816
101,739	McCormick & Co., Inc.	8,469,772
525,805	Mondelez International, Inc., Class A	32,647,232
745,903	Tyson Foods, Inc., Class A	64,192,412
		541,994,885
	Personal Products – 1.1%
432,917	Herbalife Nutrition Ltd. (a)	8,853,153
	Total Investments – 99.9%	797,582,512
	(Cost $853,321,414)
	Net Other Assets and Liabilities – 0.1%	450,776
	Net Assets – 100.0%	$798,033,288

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 797,582,512	$ 797,582,512	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Energy Equipment & Services – 2.9%
138,674	Baker Hughes Co.	$4,003,518
214,424	ChampionX Corp.	4,256,316
123,209	Halliburton Co.	3,863,834
99,107	Helmerich & Payne, Inc.	4,267,548
249,481	NOV, Inc.	4,218,724
108,578	Schlumberger N.V.	3,882,749
1,211,096	Transocean Ltd. (a)	4,032,950
		28,525,639
	Oil, Gas & Consumable Fuels – 96.9%
459,464	Antero Midstream Corp.	4,158,149
1,133,614	Antero Resources Corp. (a)	34,745,269
1,034,028	APA Corp.	36,087,577
85,341	Callon Petroleum Co. (a)	3,345,367
628,441	Centennial Resource Development, Inc., Class A (a)	3,758,077
36,478	Cheniere Energy, Inc.	4,852,668
499,181	Chesapeake Energy Corp.	40,483,579
424,594	Chevron Corp.	61,472,719
65,340	Civitas Resources, Inc.	3,416,629
229,732	CNX Resources Corp. (a)	3,781,389
432,628	ConocoPhillips	38,854,321
353,445	Coterra Energy, Inc.	9,115,347
68,223	Denbury, Inc. (a)	4,092,698
648,999	Devon Energy Corp.	35,766,335
114,940	Diamondback Energy, Inc.	13,924,981
214,237	EOG Resources, Inc.	23,660,334
212,937	EQT Corp.	7,325,033
634,021	Equitrans Midstream Corp.	4,032,374
506,344	Exxon Mobil Corp.	43,363,300
40,536	Hess Corp.	4,294,384
101,631	HF Sinclair Corp.	4,589,656
2,312,766	Kinder Morgan, Inc.	38,761,958
4,743,646	Kosmos Energy Ltd. (a)	29,363,169
59,292	Laredo Petroleum, Inc. (a)	4,087,591
2,809,258	Marathon Oil Corp.	63,152,120
477,554	Marathon Petroleum Corp.	39,259,714
294,226	Matador Resources, Co.	13,707,989
117,635	Murphy Oil Corp.	3,551,401
1,402,680	Occidental Petroleum Corp.	82,589,798
75,779	ONEOK, Inc.	4,205,735
868,195	Ovintiv, Inc.	38,365,537
2,877,568	PBF Energy, Inc., Class A (a)	83,507,023
366,193	PDC Energy, Inc.	22,561,151
49,506	Phillips 66	4,058,997
38,974	Pioneer Natural Resources Co.	8,694,320
181,148	Range Resources Corp. (a)	4,483,413
1,007,055	SM Energy Co.	34,431,210
547,112	Southwestern Energy Co. (a)	3,419,450
69,294	Targa Resources Corp.	4,134,773
1,046,079	Tellurian, Inc. (a)	3,117,315
125,511	Valero Energy Corp.	13,339,309
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,923,430	Williams (The) Cos., Inc.	$60,030,250
		943,942,409
	Total Investments – 99.8%	972,468,048
	(Cost $1,006,809,797)
	Net Other Assets and Liabilities – 0.2%	1,994,813
	Net Assets – 100.0%	$974,462,861

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 972,468,048	$ 972,468,048	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Biotechnology – 45.8%
16,724	AbbVie, Inc.	$2,561,448
20,101	Alkermes PLC (a)	598,809
9,172	Amgen, Inc.	2,231,547
7,995	BioMarin Pharmaceutical, Inc. (a)	662,546
10,918	Blueprint Medicines Corp. (a)	551,468
18,204	Emergent BioSolutions, Inc. (a)	565,052
41,168	Gilead Sciences, Inc.	2,544,594
6,682	Horizon Therapeutics PLC (a)	532,956
16,430	Ionis Pharmaceuticals, Inc. (a)	608,239
118,422	Ironwood Pharmaceuticals, Inc. (a)	1,365,406
4,423	Seagen, Inc. (a)	782,606
3,325	United Therapeutics Corp. (a)	783,503
4,907	Vertex Pharmaceuticals, Inc. (a)	1,382,743
		15,170,917
	Health Care Providers & Services – 1.7%
10,654	Cardinal Health, Inc.	556,885
	Pharmaceuticals – 52.3%
35,377	Bristol-Myers Squibb Co.	2,724,029
5,822	Catalent, Inc. (a)	624,642
28,793	Corcept Therapeutics, Inc. (a)	684,698
25,318	Elanco Animal Health, Inc. (a)	496,992
3,257	Eli Lilly & Co.	1,056,017
1,137,056	Endo International PLC (a)	529,527
4,008	Jazz Pharmaceuticals PLC (a)	625,288
14,868	Johnson & Johnson	2,639,219
14,502	Merck & Co., Inc.	1,322,147
35,158	Organon & Co.	1,186,583
9,495	Pacira BioSciences, Inc. (a)	553,559
15,053	Perrigo Co. PLC	610,700
25,170	Pfizer, Inc.	1,319,663
20,683	Prestige Consumer Healthcare, Inc. (a)	1,216,160
108,770	Viatris, Inc.	1,138,822
3,519	Zoetis, Inc.	604,881
		17,332,927
	Total Investments – 99.8%	33,060,729
	(Cost $33,030,196)
	Net Other Assets and Liabilities – 0.2%	79,159
	Net Assets – 100.0%	$33,139,888

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 33,060,729	$ 33,060,729	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.4%
	Air Freight & Logistics – 6.1%
3,431	Deutsche Post AG	$128,504
739	FedEx Corp.	167,538
781	United Parcel Service, Inc., Class B	142,564
		438,606
	Banks – 1.3%
3,980	KakoaBank Corp. (a)	92,726
	Commercial Services & Supplies – 1.8%
1,205	Copart, Inc. (a)	130,935
	Consumer Finance – 2.3%
27,619	Lufax Holding Ltd., ADR	165,714
	Entertainment – 1.2%
1,295	Sea Ltd., ADR (a)	86,584
	Food & Staples Retailing – 1.6%
962	Walmart, Inc.	116,960
	Hotels, Restaurants & Leisure – 6.5%
907	Airbnb, Inc., Class A (a)	80,796
68	Booking Holdings, Inc. (a)	118,931
827	Expedia Group, Inc. (a)	78,424
6,729	Trip.com Group Ltd., ADR (a)	184,711
		462,862
	Interactive Media & Services – 18.9%
55	Alphabet, Inc., Class A (a)	119,859
17,744	Auto Trader Group PLC (b) (c)	119,879
1,109	Baidu, Inc., ADR (a)	164,941
1,485	IAC/InterActiveCorp (a)	112,815
675	Meta Platforms, Inc., Class A (a)	108,844
573	NAVER Corp.	105,915
6,386	Pinterest, Inc., Class A (a)	115,970
1,567	REA Group Ltd.	120,958
18,129	Rightmove PLC	125,437
4,152	Snap, Inc., Class A (a)	54,516
3,134	Twitter, Inc. (a)	117,180
6,796	Yandex N.V., Class A (a) (d) (e) (f)	3,222
2,675	ZoomInfo Technologies, Inc. (a)	88,917
		1,358,453
	Internet & Direct Marketing Retail – 27.1%
1,444	Alibaba Group Holding Ltd., ADR (a)	164,154
954	Amazon.com, Inc. (a)	101,324
3,453	Chewy, Inc., Class A (a)	119,888
8,480	Coupang, Inc. (a)	108,120
1,357	DoorDash, Inc., Class A (a)	87,079
Shares	Description	Value

	Internet & Direct Marketing Retail (Continued)
2,768	eBay, Inc.	$115,343
1,245	Etsy, Inc. (a)	91,147
22,910	JD Health International, Inc. (a) (b) (c)	179,705
5,327	JD.com, Inc, Class A	171,620
7,409	Meituan, Class B (a) (b) (c)	183,365
128	MercadoLibre, Inc. (a)	81,519
3,553	Pinduoduo, Inc., ADR (a)	219,575
2,872	Prosus N.V.	188,047
1,345	Wayfair, Inc., Class A (a)	58,588
2,991	Zalando SE (a) (b) (c)	78,235
		1,947,709
	Internet Software & Services – 2.0%
6,055	Weibo Corp., ADR (a)	140,052
	IT Services – 6.8%
80	Adyen N.V. (a) (b) (c)	116,364
1,195	Block, Inc. (a)	73,445
1,493	Fiserv, Inc. (a)	132,832
1,332	PayPal Holdings, Inc. (a)	93,027
2,340	Shopify, Inc., Class A (a)	73,102
		488,770
	Marine – 1.9%
58	AP Moller - Maersk A.S., Class B	135,285
	Professional Services – 2.0%
2,331	CoStar Group, Inc. (a)	140,816
	Real Estate Management & Development – 4.0%
10,367	KE Holdings, Inc., ADR (a)	186,087
3,104	Zillow Group, Inc., Class C (a)	98,552
		284,639
	Road & Rail – 6.8%
1,185	Canadian National Railway Co.	133,294
4,333	CSX Corp.	125,917
4,664	Uber Technologies, Inc. (a)	95,426
615	Union Pacific Corp.	131,167
		485,804
	Software – 1.6%
304	Intuit, Inc.	117,174
	Specialty Retail – 1.9%
1,635	Best Buy Co., Inc.	106,585
1,353	Carvana Co. (a)	30,551
		137,136
	Textiles, Apparel & Luxury Goods – 1.5%
397	Lululemon Athletica, Inc. (a)	108,226

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance – 1.6%
15,220	Rocket Cos, Inc., Class A	$112,019
	Trading Companies & Distributors – 1.5%
7,400	MonotaRO Co., Ltd.	109,953
	Total Common Stocks	7,060,423
	(Cost $10,169,064)
REAL ESTATE INVESTMENT TRUSTS – 1.5%
	Equity Real Estate Investment Trusts – 1.5%
892	Prologis, Inc.	104,944
	(Cost $137,341)
	Total Investments – 99.9%	7,165,367
	(Cost $10,306,405)
	Net Other Assets and Liabilities – 0.1%	8,934
	Net Assets – 100.0%	$7,174,301

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $3,222 or 0.0% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
United States Dollar	72.2%
Hong Kong Dollar	7.5
Euro	7.1
British Pound Sterling	3.4
South Korean Won	2.8
Danish Krone	1.9
Canadian Dollar	1.9
Australian Dollar	1.7
Japanese Yen	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Interactive Media & Services	$ 1,358,453	$ 1,355,231	$ —	$ 3,222
Other industry categories*	5,701,970	5,701,970	—	—
Real Estate Investment Trusts*	104,944	104,944	—	—
Total Investments	$ 7,165,367	$ 7,162,145	$—	$ 3,222

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Electronic Equipment, Instruments & Components – 5.5%
56,574	II-VI, Inc. (a)	$2,882,446
12,710	IPG Photonics Corp. (a)	1,196,392
		4,078,838
	Life Sciences Tools & Services – 1.7%
17,495	Azenta, Inc.	1,261,389
	Semiconductors & Semiconductor Equipment – 92.7%
13,163	Advanced Micro Devices, Inc. (a)	1,006,575
15,733	Ambarella, Inc. (a)	1,029,882
41,994	Analog Devices, Inc.	6,134,903
11,432	Applied Materials, Inc.	1,040,083
12,190	Broadcom, Inc.	5,922,024
12,083	Entegris, Inc.	1,113,207
159,203	Intel Corp.	5,955,784
9,691	KLA Corp.	3,092,204
6,342	Lam Research Corp.	2,702,643
25,774	Lattice Semiconductor Corp. (a)	1,250,039
22,667	Marvell Technology, Inc.	986,694
48,671	Microchip Technology, Inc.	2,826,812
47,886	Micron Technology, Inc.	2,647,138
2,977	Monolithic Power Systems, Inc.	1,143,287
7,181	NVIDIA Corp.	1,088,568
18,634	NXP Semiconductors N.V.	2,758,391
116,543	ON Semiconductor Corp. (a)	5,863,278
15,890	Power Integrations, Inc.	1,191,909
31,641	Qorvo, Inc. (a)	2,984,379
24,688	QUALCOMM, Inc.	3,153,645
8,989	Silicon Laboratories, Inc. (a)	1,260,438
6,295	SiTime Corp. (a)	1,026,274
32,478	Skyworks Solutions, Inc.	3,008,762
9,052	Synaptics, Inc. (a)	1,068,589
12,272	Teradyne, Inc.	1,098,958
40,008	Texas Instruments, Inc.	6,147,229
17,822	Wolfspeed, Inc. (a)	1,130,806
		68,632,501
	Total Investments – 99.9%	73,972,728
	(Cost $92,125,133)
	Net Other Assets and Liabilities – 0.1%	108,166
	Net Assets – 100.0%	$74,080,894

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 73,972,728	$ 73,972,728	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 24.9%
77,975	CH Robinson Worldwide, Inc.	$7,904,326
38,872	Expeditors International of Washington, Inc.	3,788,465
32,762	FedEx Corp.	7,427,473
23,210	United Parcel Service, Inc., Class B	4,236,754
		23,357,018
	Airlines – 12.3%
51,298	Alaska Air Group, Inc. (a)	2,054,485
102,691	American Airlines Group, Inc. (a)	1,302,122
94,958	Delta Air Lines, Inc. (a)	2,750,933
170,867	JetBlue Airways Corp. (a)	1,430,157
71,590	Southwest Airlines Co. (a)	2,585,831
38,526	United Airlines Holdings, Inc. (a)	1,364,591
		11,488,119
	Auto Components – 7.5%
17,275	Aptiv PLC (a)	1,538,684
142,039	Goodyear Tire & Rubber (The) Co. (a)	1,521,238
13,018	Lear Corp.	1,638,836
177,478	Luminar Technologies, Inc. (a) (b)	1,052,444
143,479	QuantumScape Corp. (a) (b)	1,232,485
		6,983,687
	Automobiles – 9.4%
176,792	Fisker, Inc. (a) (b)	1,515,107
309,252	Ford Motor Co.	3,441,975
70,411	General Motors Co. (a)	2,236,253
2,418	Tesla, Inc. (a)	1,628,330
		8,821,665
	Distributors – 6.9%
132,103	LKQ Corp.	6,484,936
	Machinery – 9.9%
259,928	Nikola Corp. (a) (b)	1,237,257
97,431	PACCAR, Inc.	8,022,469
		9,259,726
	Road & Rail – 25.3%
133,079	CSX Corp.	3,867,276
21,236	JB Hunt Transport Services, Inc.	3,344,033
17,650	Norfolk Southern Corp.	4,011,669
7,105	Old Dominion Freight Line, Inc.	1,820,869
9,286	Saia, Inc. (a)	1,745,768
34,194	Union Pacific Corp.	7,292,896
34,339	XPO Logistics, Inc. (a)	1,653,766
		23,736,277
Shares	Description	Value

	Trading Companies & Distributors – 3.7%
14,186	United Rentals, Inc. (a)	$3,445,921
	Total Common Stocks	93,577,349
	(Cost $122,685,048)
MONEY MARKET FUNDS – 2.5%
2,370,546	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (c) (d)	2,370,546
	(Cost $2,370,546)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 2.4%
$2,229,455	BNP Paribas S.A., 1.44% (c), dated 6/30/22, due 7/01/22, with a maturity value of $2,229,544. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $2,278,728. (d)	2,229,455
	(Cost $2,229,455)
	Total Investments – 104.8%	98,177,350
	(Cost $127,285,049)
	Net Other Assets and Liabilities – (4.8)%	(4,489,226)
	Net Assets – 100.0%	$93,688,124

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,422,544 and the total value of the collateral held by the Fund is $4,600,001.
(c)	Rate shown reflects yield as of June 30, 2022.
(d)	This security serves as collateral for securities on loan.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 93,577,349	$ 93,577,349	$ —	$ —
Money Market Funds	2,370,546	2,370,546	—	—
Repurchase Agreements	2,229,455	—	2,229,455	—
Total Investments	$ 98,177,350	$ 95,947,895	$ 2,229,455	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Australia – 3.6%
3,174	Aristocrat Leisure Ltd.	$75,322
6,853	PointsBet Holdings Ltd. (a)	12,677
11,570	Tabcorp Holdings Ltd.	8,505
		96,504
	Cayman Islands – 22.4%
1,910	Agora, Inc., ADR (a)	12,549
2,091	Bilibili, Inc., ADR (a)	53,530
2,937	Hello Group, Inc., ADR	14,832
3,931	iQIYI, Inc., ADR (a)	16,510
448	JOYY, Inc., ADR	13,377
13,756	Kuaishou Technology (a) (b) (c)	153,218
1,666	NetEase, Inc., ADR	155,538
3,228	Tencent Holdings Ltd.	145,792
8,778	Tencent Music Entertainment Group, ADR (a)	44,066
		609,412
	Greece – 0.6%
1,150	OPAP S.A.	16,450
	Ireland – 3.3%
902	Flutter Entertainment PLC (a)	90,519
	Isle Of Man (U.K.) – 2.3%
3,140	Entain PLC (a)	47,588
2,237	Playtech PLC (a)	14,746
		62,334
	Japan – 9.0%
256	Nintendo Co., Ltd.	110,717
1,638	Sony Group Corp.	133,945
		244,662
	Luxembourg – 2.6%
753	Spotify Technology S.A. (a)	70,654
	Malta – 0.5%
1,547	Kindred Group PLC, SDR	12,863
	South Africa – 0.5%
1,900	MultiChoice Group	13,525
	South Korea – 1.2%
149	AfreecaTV Co., Ltd.	9,192
135	Krafton, Inc. (a)	22,770
		31,962
	Sweden – 4.0%
2,760	Betsson AB, Class B	16,690
930	Evolution AB (b) (c)	84,557
408	Viaplay Group AB (a)	8,371
		109,618
	United States – 49.8%
1,933	Activision Blizzard, Inc.	150,503
Shares	Description	Value

	United States (Continued)
1,493	Advanced Micro Devices, Inc. (a)	$114,170
3,951	Draftkings, Inc., Class A (a)	46,108
1,255	Electronic Arts, Inc.	152,671
2,817	fuboTV, Inc. (a)	6,958
345	GameStop Corp., Class A (a)	42,194
940	iHeartMedia, Inc., Class A (a)	7,417
3,257	Intel Corp.	121,844
474	Light & Wonder, Inc. (a)	22,273
1,887	MGM Resorts International	54,629
428	Netflix, Inc. (a)	74,844
640	NVIDIA Corp.	97,018
889	Penn National Gaming, Inc. (a)	27,043
2,986	ROBLOX Corp., Class A (a)	98,120
1,175	Roku, Inc. (a)	96,515
2,384	Rush Street Interactive, Inc. (a)	11,133
611	Take-Two Interactive Software, Inc. (a)	74,866
1,165	Unity Software, Inc. (a)	42,895
1,175	Walt Disney (The) Co. (a)	110,920
		1,352,121
	Total Investments – 99.8%	2,710,624
	(Cost $3,635,972)
	Net Other Assets and Liabilities – 0.2%	5,371
	Net Assets – 100.0%	$2,715,995

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Sector Allocation	% of Total Investments
Communication Services	59.2%
Consumer Discretionary	26.5
Information Technology	14.3
Total	100.0%

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
United States Dollar	64.0%
Hong Kong Dollar	11.0
Japanese Yen	9.0
British Pound Sterling	5.6
Swedish Krona	4.5
Australian Dollar	3.6
South Korean Won	1.2
Euro	0.6
South African Rand	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,710,624	$ 2,710,624	$ —	$ —

*	See Portfolio of Investments for country breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Smart Banks IndexTM, Nasdaq US Smart Food & Beverage IndexTM, Nasdaq US Smart Oil & Gas IndexTM, Nasdaq US Smart Pharmaceuticals IndexTM, Nasdaq US Smart Semiconductor IndexTM and Nasdaq US Smart Transportation IndexTM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming IndexTM are service marks of S-Network Global Indexes, Inc. and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. or its affiliates (collectively, “S-Network”). S-Network makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.